[ING LETTERHEAD]


July 2, 2002


VIA ELECTRONIC TRANSMISSION


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: ING Senior Income Fund (formerly Pilgrim Senior Income Fund)
    (File Nos. 333-91662 and 811-10223) (CIK: 0001124959)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of a form of the ING Senior Income Fund prospectus and statement of additional information under Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), we hereby certify the following pursuant to Rule 497(j) under the Act:

(1) that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the above-referenced registration statement on Form N-2 (the "Registration Statement") filed on July 1, 2002; and

(2) that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.

If you have any questions, please contact Kimberly A. Anderson at 480.477.2670.


ING Senior Income Fund
(formerly Pilgrim Senior Income Fund)


By: /s/ Kimberly A. Anderson
    ---------------------------------
    Kimberly A. Anderson
    Vice President and Secretary